Subsequent Event	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
10.	Subsequent event
On
August 8
, 2022, the Company acquired for USD 30, 100% of the outstanding preferred and common shares, resulting in the Company now having 100%
control of our subsidiary Pathogen Removal Diagnostic Technologies Inc., or PRDT. As a result of the acquisition of the non-controlling
interest, or NCI, in PRDT, from the transaction date, we will no longer be presenting a balance pertaining to the NCI on our consolidated statement of financial position nor the NCI in the results of PRDT in the consolidated statement of operations, since it will be nil from that point onwards. The balance of the NCI on the statement of financial position on
August 8
, 2022, which hasn’t been finalized at the date of these interim financial statements but should approximate the balance at June 30, 2022 which was a debit of
$9,609, will be reclassified against the deficit account during the quarter ended September 30, 2022.